Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Tax effect on change in fair value of investment hedges	$ 20.9	$ (5.7)	$ (4.2)
Tax effect on change in fair value of interest rate caps/swaps	57.6	65.8	6.4
Tax effect on amounts reclassified to earnings of cash flow hedges	2.7	2.3	4.6
Tax effect on pension and post-retirement benefit plans	12.3	10.7	0.2
Tax effect on amortization prior service costs	1.1	1.2	1.0
Tax effect on amortization of actuarial losses	$ 0.0	$ 0.4	$ 0.0